Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from (used in) operating activities
Profit for the year	$ 124,439	$ 101,082
Adjustments to reconcile profit to net cash from operating activities:
Depreciation and amortization	5,186	3,466
Unrealized gain on foreign currency	(8,357)	(127)
Unrealized loss on foreign currency	45	3,734
Loss on valuation of financial assets	766	82
Interest income	(15,657)	(13,677)
Interest expense	2,049	2,038
Miscellaneous income	(267)	(200)
Provision for severance benefits	140	649
Other long-term employee benefits	1,625	533
Income tax expense	38,441	30,265
Working capital adjustments:
Accounts receivable	1,462	(11,398)
Prepaid expenses, and other assets	3,142	(1,832)
Other non-current assets	1,745	(1,960)
Accounts payable and accrued expenses	5,512	(3,242)
Loss contingency	0	(95,250)
Contract liabilities	(766)	94
Other current and non-current liabilities	(810)	(987)
Cash generated from operations	158,695	13,270
Interest received	13,542	11,474
Interest paid	(11,036)	(130)
Income taxes paid	(12,755)	(526)
Net cash inflow from operating activities	148,446	24,088
Cash flows from investing activities
Acquisition of SuprNation	0	(26,877)
Purchase of property and equipment	(867)	(198)
Disposal of property and equipment	11	5
Purchase of intangible assets	(16)	0
Purchase of short-term investments	(80,990)	(146,363)
Sales of short-term investment	66,250	143,164
Cash flows from (used in) investing activities	(15,612)	(30,269)
Cash flows from financing activities
Total cash paid for the lease	(1,700)	(3,255)
Payment of dividends	(311)	0
Net cash (outflow) from financing activities	(2,011)	(3,255)
Net increase (decrease) in cash and cash equivalents	130,823	(9,436)
Effect of exchange rate changes on cash and cash equivalents	(2,884)	(1,005)
Cash and cash equivalents at beginning of the year	206,911	217,352
Cash and cash equivalents at end of the year	$ 334,850	$ 206,911